INCOME TAXES (Details Narrative)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SINGAPORE
Federal statutory income tax rate	17.00%	17.00%
MALAYSIA
Federal statutory income tax rate	24.00%	24.00%